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Anngharaad S. Reid
Paralegal
(860) 273-4474
Fax:  (860) 273-3004
ReidA@ING-AFS.com


May 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE:    VARIABLE LIFE SEPARATE ACCOUNT I OF RELIASTAR LIFE INSURANCE COMPANY OF
         NEW YORK
       POST-EFFECTIVE AMENDMENT NO. 4 TO THE REGISTRATION STATEMENT ON FORM S-6 PROSPECTUS TITLE: VARIABLE ESTATE DESIGN(SM)
       FILE NOS. 333-47527 AND 811-03427
       RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus contained in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 ("Amendment No. 4") for Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 4 of the Registrant's Registration Statement on Form S-6 which was declared effective on May 1, 2002. The text of Amendment No. 4 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid











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151 Farmington Avenue, TS31
Hartford, CT 06156-8975